Risks and contingencies (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Ant Group
Risks and contingencies
Fine imposed	¥ 7,070,000,000.00
Collectability of payments made relating to trade assurance program
Risks and contingencies
Provisions made in relation to the program		¥ 0	¥ 0	¥ 0